Consolidated Statement of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Capital	Retained Earnings	Accumulated Other Comprehensive (Loss)	Treasury Shares	Noncontrolling Interests
Beginning Balance at Jun. 30, 2009	$ 4,350,440	$ 90,523	$ 588,201	$ 5,722,038	$ (843,019)	$ (1,289,544)	$ 82,241
Net income	556,365			554,065			2,300
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(11,530) in 2012, $12,675 in 2011 and $(8,274) in 2010	(179,832)				(186,925)		7,093
Retirement benefits plan activity, net of tax of $330,984 in 2012, $(144,108) in 2011 and $106,065 in 2010	(183,364)				(183,364)
Net realized loss, net of tax of $(2,937) in 2010	4,747				4,747
Total comprehensive (loss) income	197,916						9,393
Dividends paid	(162,739)			(162,540)			(199)
Stock incentive plan activity	70,674		49,241	(23,131)		44,564
Shares purchased at cost	(24,999)					(24,999)
Retirement benefits plan activity	28,108			(3,887)		31,995
Ending Balance at Jun. 30, 2010	4,459,400	90,523	637,442	6,086,545	(1,208,561)	(1,237,984)	91,435
Net income	1,057,150			1,049,130			8,020
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(11,530) in 2012, $12,675 in 2011 and $(8,274) in 2010	512,081				503,756		8,325
Retirement benefits plan activity, net of tax of $330,984 in 2012, $(144,108) in 2011 and $106,065 in 2010	253,603				253,603
Realized loss, net of tax of $(102) in 2012 and $(119) in 2011	212				212
Total comprehensive (loss) income	1,823,046						16,345
Dividends paid	(206,084)			(202,786)			(3,298)
Stock incentive plan activity	105,070		30,890	(41,482)		115,662
Shares purchased at cost	(693,096)					(693,096)
Ending Balance at Jun. 30, 2011	5,488,336	90,523	668,332	6,891,407	(450,990)	(1,815,418)	104,482
Net income	1,155,492			1,151,823			3,669
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(11,530) in 2012, $12,675 in 2011 and $(8,274) in 2010	(392,742)				(367,135)		(25,607)
Retirement benefits plan activity, net of tax of $330,984 in 2012, $(144,108) in 2011 and $106,065 in 2010	(597,979)				(597,979)
Realized loss, net of tax of $(102) in 2012 and $(119) in 2011	204				204
Total comprehensive (loss) income	164,975						(21,938)
Dividends paid	(240,654)			(233,168)			(7,486)
Stock incentive plan activity	87,911		45,532	(22,887)		65,266
Shares purchased at cost	(455,380)					(455,380)
Acquisition activity	(139,458)		(73,615)				(65,843)
Ending Balance at Jun. 30, 2012	$ 4,905,730	$ 90,523	$ 640,249	$ 7,787,175	$ (1,415,900)	$ (2,205,532)	$ 9,215